CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2017
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS

(a)	Commitments
In the normal course of business, the partnership will enter into contractual obligations which relate to the gathering, processing and transportation delivery agreements for oil and gas products in our energy business. As at December 31, 2017 our partnership had $200 million (2016: $35 million) of such commitments outstanding. Also in the normal course of business, the partnership will enter into supply agreements for raw materials and capital items in our industrial operations. As at December 31, 2017, the partnership had $1 million (2016: $11 million) of such commitments outstanding. Finally, in the normal course of business, the partnership will enter into contractual obligations which relate primarily to expenditures on property, plant and equipment, and intangible assets within business services. As at December 31, 2017, the partnership had $17 million (2016: $nil) of such commitments outstanding.

(b)	Obligations under finance leases
As at December 31, 2017 the minimum lease payments for the partnership's assets under finance lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	Total
Minimum lease payments	$11	$6	$17
Total finance lease obligations	$11	$6	$17

(c)	Obligations under operating leases
As at December 31, 2017 the minimum lease payments for the partnership's assets under operating lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$107	$267	$274	$648
Total operating lease obligations	$107	$267	$274	$648

Lease expenses recognized during the year ended December 31, 2017 totaled $125 million (2016: $48 million, 2015: $35 million).